UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2007

1.807735.103

LIM-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,262
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,212
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,329
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,007
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,146
5.5% 1/1/22	2,300	2,450
		13,406
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,079
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,131
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,140
		3,841
California - 15.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,287
5.5% 5/1/15 (AMBAC Insured)	2,600	2,820
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,297
Series A:
5% 7/1/15	15,200	16,294
5% 7/1/15 (MBIA Insured)	6,100	6,577
5.25% 1/1/11	700	736
5.25% 7/1/13	7,000	7,579
5.25% 7/1/13 (MBIA Insured)	10,300	11,180
5.25% 7/1/14	15,400	16,812
5.25% 7/1/14 (FGIC Insured)	9,700	10,620
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
4.5% 2/1/09	2,800	2,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 2,650	$ 2,768
5% 10/1/13	1,550	1,659
5% 3/1/15	3,000	3,223
5% 8/1/16	6,070	6,550
5% 3/1/26	2,200	2,268
5% 6/1/27 (AMBAC Insured)	1,800	1,871
5% 2/1/31 (MBIA Insured)	1,900	1,952
5% 3/1/31	1,900	1,938
5% 9/1/31	3,900	3,981
5% 9/1/32	5,300	5,403
5% 8/1/33	4,300	4,372
5% 8/1/35	7,800	7,921
5.125% 11/1/24	1,900	1,976
5.125% 2/1/26	1,200	1,244
5.25% 2/1/11	4,000	4,209
5.25% 3/1/12	2,210	2,355
5.25% 2/1/15	5,000	5,378
5.25% 2/1/16	8,500	9,148
5.25% 2/1/27 (MBIA Insured)	1,605	1,685
5.25% 2/1/28	3,400	3,542
5.25% 11/1/29	1,200	1,250
5.25% 2/1/33	6,100	6,303
5.25% 12/1/33	110	114
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,297
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,201
5.5% 3/1/11	8,500	9,022
5.5% 4/1/13	1,400	1,526
5.5% 4/1/13 (AMBAC Insured)	1,000	1,094
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,427
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,120
5.5% 11/1/33	21,355	22,665
5.75% 10/1/10	2,200	2,338
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,116
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	17,956	10,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,453
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,676
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,139
Series 2005 K, 5% 11/1/16	7,195	7,672
5% 11/1/14 (FGIC Insured)	5,000	5,401
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,084
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,288
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,484
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,928
0% 1/15/27 (a)	1,000	933
5% 1/15/16 (MBIA Insured)	1,000	1,040
5.75% 1/15/40	1,600	1,626
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,316
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,283
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,496
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,642
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,694
5% 1/1/11 (FSA Insured) (e)	1,740	1,791
5% 1/1/12 (FSA Insured) (e)	1,835	1,903
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,271
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,459
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	$ 2,000	$ 2,141
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,601
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,489
5.25% 10/1/10	1,620	1,689
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,340	1,408
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,086
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	741
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,244
5% 5/15/16 (MBIA Insured)	6,880	7,463
		325,827
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,167
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,072
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,275
5% 11/15/14	1,165	1,220
Series F:
5% 11/15/13	1,285	1,340
5% 11/15/14	1,355	1,418
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,107
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	648
5% 7/1/12	675	679
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,868
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,289
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	$ 1,000	$ 1,103
5.75% 12/15/22 (FGIC Insured)	1,000	1,098
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	3,200	3,452
Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,019
		29,102
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,102
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,349
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,041
5.25% 6/1/10 (MBIA Insured)	1,980	2,021
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,827
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,364
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	3,900	4,234
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,562
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,848
		22,348
Florida - 4.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	568
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,328
5.25% 7/1/20 (MBIA Insured)	1,000	1,051
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,211
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,475
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	$ 2,105	$ 2,251
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,862
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,715
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	718
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/17	1,200	1,252
Series G:
5% 11/15/12	1,000	1,039
5% 11/15/13	1,600	1,668
Series I, 5%, tender 11/16/09 (d)	5,000	5,112
3.95%, tender 9/1/12 (d)	7,550	7,457
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,839
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,579
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,394
5% 11/15/14	2,485	2,592
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,030
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	612
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,848
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,323
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,454
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,773
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,748
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,108
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,228
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,072
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,640
		94,325
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,659
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,237
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,276
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,755
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,470
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,019
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,073
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,582
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,793
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12 (c)	1,895	1,968
5% 9/15/14 (c)	3,000	3,125
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	876
		39,874
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,105
Illinois - 10.6%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,753
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	829
Series A, 0% 12/1/16 (FGIC Insured)	1,000	686
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,637
Series 2004 A:
5% 1/1/34 (FSA Insured)	10,800	11,043
5.25% 1/1/29 (FSA Insured)	1,100	1,151
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,051
5.25% 1/1/33 (MBIA Insured)	775	800
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,454
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,635
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,022
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,770
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,458
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,156
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,400
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,872
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,039
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,863
5.5% 1/1/18 (FGIC Insured)	370	389
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,361
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,054
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,561
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,980
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,442
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,912
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,166
5.25% 11/15/28 (MBIA Insured)	600	634
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,658
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,706
0% 11/1/17	2,700	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	$ 2,200	$ 2,196
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,092
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,122
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,112
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,633
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,661
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,657
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,426
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,096
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,020
5% 10/1/10	1,235	1,269
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,965
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,062
5.375% 7/1/15 (MBIA Insured)	1,300	1,389
5.5% 8/1/10	1,400	1,471
5.5% 4/1/16 (FSA Insured)	1,000	1,070
5.5% 2/1/18 (FGIC Insured)	1,000	1,063
5.5% 4/1/17 (MBIA Insured)	2,600	2,707
5.6% 4/1/21 (MBIA Insured)	2,800	2,915
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,049
7% 5/15/22	5,000	5,260
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,715
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,034
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
6% 6/15/20	$ 1,600	$ 1,696
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	27,200	28,292
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,680
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,818
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,954
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,409
0% 12/1/14 (FSA Insured)	5,180	3,915
0% 12/1/15 (FSA Insured)	3,810	2,747
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,214
0% 12/1/10 (FSA Insured)	3,380	3,005
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,632
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,686
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,793
0% 6/15/16 (FGIC Insured)	2,050	1,434
0% 6/15/17 (FGIC Insured)	3,240	2,157
0% 6/15/20 (FGIC Insured)	1,400	798
5% 12/15/28 (MBIA Insured)	1,000	1,024
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,184
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,308
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,363
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,048
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	$ 1,300	$ 851
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	756
		217,447
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,082
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,264
5% 7/10/14 (FSA Insured)	1,215	1,307
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,490
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,378
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,075
5% 1/15/12 (MBIA Insured)	1,295	1,365
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,836
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,384
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,868
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,104
5.25% 7/15/16 (FSA Insured)	2,095	2,300
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,254
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,239
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,182
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,996
0% 12/1/17 (AMBAC Insured)	1,470	957
0% 6/1/18 (AMBAC Insured)	1,740	1,100
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,177
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	$ 5,000	$ 5,361
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,181
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,320
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,445
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,685
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,442
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,034
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,572
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,489
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,060
		70,825
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,168
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,800
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,274
5.25% 12/1/11 (MBIA Insured)	1,805	1,841
Series II, 5.5% 11/1/19	1,000	1,072
5.5% 11/1/20	1,000	1,074
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,629
		10,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,692
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,409
		4,101
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,054
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,861
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,426
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,308
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,116
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,099
5% 12/1/29 (MBIA Insured)	2,000	2,055
		16,919
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,930
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,220
5.25% 7/1/32 (AMBAC Insured)	2,080	2,215
		6,365
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,336
Massachusetts - 4.1%
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.75% 7/1/18	260	275
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A: - continued
5% 1/1/13	$ 750	$ 789
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,407
6.375% 8/1/15	2,460	2,631
6.375% 8/1/16	2,570	2,748
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,122
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,256
5.75% 6/15/13	3,000	3,193
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	14,100	14,666
5.25% 8/1/22 (FSA Insured)	3,300	3,568
5.25% 8/1/23 (FSA Insured)	1,600	1,726
5.25% 8/1/24 (FSA Insured)	4,000	4,305
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,147
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,931
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,407
Series E, 5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (f)	10,400	11,325
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,052
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,224
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,828
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,782
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		84,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.7%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	$ 1,000	$ 1,087
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,571
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,102
5% 9/30/12 (MBIA Insured)	1,500	1,591
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,443
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,148
4.191% 7/1/32 (FSA Insured) (d)	5,670	5,527
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,830
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,056
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,090
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,054
5.5% 3/1/17	1,885	1,985
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,120
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,202
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,012
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,561
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,109
		56,488
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	592
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	$ 5,910	$ 6,015
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	410
5% 5/15/13	395	406
5% 5/15/14	250	257
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,503
		12,973
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,267
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,909
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,354
5% 8/15/13	1,500	1,552
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,329
		9,411
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,438
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,039
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,086
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,091
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,440
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,523
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,085
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,026
		22,322
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,270
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,584
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,154
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,077
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,037
5% 7/1/14	1,000	1,039
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,448
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,878
		11,217
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,258
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,379
3.5%, tender 2/1/09 (d)(e)	2,600	2,581
		6,218
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,734
Series B:
5% 2/15/13	2,210	2,245
5.25% 2/15/10	1,925	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 2,300	$ 2,587
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,086
5.25% 3/1/15	3,000	3,272
5.25% 3/1/21 (MBIA Insured)	1,200	1,288
5.25% 3/1/23	1,500	1,596
5.25% 3/1/25	4,200	4,456
5.25% 3/1/26	4,700	4,965
Series 2005 P, 5.125% 9/1/28	1,100	1,150
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,246
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,314
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,724
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,162
		37,781
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,401
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,035
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,866
		6,302
New York - 12.7%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,925
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,210
5.75% 5/1/22 (FSA Insured)	2,240	2,422
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,221
5.75% 5/1/22 (FSA Insured)	8,525	9,375
5.75% 5/1/25 (FSA Insured)	1,715	1,875
5.75% 5/1/19 (FSA Insured)	5,590	6,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	$ 2,600	$ 2,692
5% 6/1/11	1,075	1,125
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,588
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,079
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,882
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 C, 5.5% 8/1/13	2,000	2,173
Series 2005 G, 5% 8/1/14	6,500	6,965
Series 2005 J, 5% 3/1/12	3,020	3,180
Series 2005 K, 5% 8/1/11	6,000	6,287
Series A, 5.25% 11/1/14 (MBIA Insured)	600	641
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,059
Series J, 5.5% 6/1/19	2,315	2,490
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,915
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D:
5% 6/15/38	4,200	4,310
5% 6/15/39	1,600	1,641
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,795
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
6% 11/1/28 (b)	40,925	44,459
Series B, 5.25% 2/1/29 (b)	3,800	3,984
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,647
5.75% 7/1/13 (AMBAC Insured)	1,100	1,182
Series C, 7.5% 7/1/10	3,265	3,458
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,508
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	60	60
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	$ 5,500	$ 5,971
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,119
4.875% 6/15/20	2,200	2,235
5% 6/15/15	775	790
New York Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,089
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,347
5.25% 1/1/27 (FSA Insured)	5,000	5,330
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,784
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,047
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,839
Series A1:
5% 6/1/11	1,540	1,543
5.25% 6/1/21 (AMBAC Insured)	2,200	2,323
5.25% 6/1/22 (AMBAC Insured)	3,450	3,640
5.5% 6/1/14	3,200	3,292
5.5% 6/1/15	9,900	10,327
5.5% 6/1/16	16,800	17,489
5.5% 6/1/17	1,900	2,003
Series C1:
5.5% 6/1/14	3,900	4,012
5.5% 6/1/15	4,900	5,111
5.5% 6/1/16	1,600	1,689
5.5% 6/1/17	7,950	8,380
5.5% 6/1/18	17,165	18,249
5.5% 6/1/19	4,700	5,034
5.5% 6/1/20	800	854
5.5% 6/1/22	600	638
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,078
		261,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	$ 7,220	$ 7,362
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,239
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,604
		13,205
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,704
5.25% 6/1/20 (AMBAC Insured)	1,520	1,620
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,506
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	908
Series A:
5.5% 1/1/11	1,590	1,664
5.75% 1/1/26	1,000	1,032
Series B, 6.125% 1/1/09	2,220	2,280
Series C, 5.25% 1/1/10	2,630	2,707
Series D:
5.375% 1/1/10	3,360	3,467
6% 1/1/09	1,620	1,628
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,820	1,905
		20,421
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,961
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,029
5% 7/1/14	1,000	1,030
		6,020
Ohio - 0.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,743
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	$ 1,060	$ 1,139
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,239
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,055
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	532
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,092
		9,970
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	857
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,140
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,018
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,394
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,379
5.5% 10/1/20 (FGIC Insured)	1,550	1,701
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,744
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,047
5% 12/15/14	850	892
		24,172
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	737
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,610
		2,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,785
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,294
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,352
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,147
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,481
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,224
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,620
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,178
Series B, 5% 12/15/13	3,115	3,176
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	785	830
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	418
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,477
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,937
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,765
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,604
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,364
6.5% 11/1/16 (e)	1,100	1,173
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 4,000	$ 4,239
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,698
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,555
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,050
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,844
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,052
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,561
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,194
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,290
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,711
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,530
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,450
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,242
		75,095
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,831
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,133
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	684
		2,817
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,824
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	$ 1,565	$ 1,638
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,764
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,458
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	776
5% 12/1/19	2,040	2,147
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,172
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,090
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,426
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,206
5% 12/1/17	1,335	1,448
		26,122
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,117
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,239
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,487
		6,843
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,156
5% 12/15/11	3,285	3,404
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,345
6.25% 1/1/13 (MBIA Insured)	1,700	1,898
7.25% 1/1/10 (MBIA Insured)	8,000	8,606
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	$ 1,755	$ 1,822
5% 9/1/11 (MBIA Insured)	1,835	1,924
5% 9/1/13 (MBIA Insured)	2,010	2,141
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,121
		27,417
Texas - 13.8%
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	698
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,850
Series B:
6% 1/1/18	1,000	1,048
6% 1/1/19	1,335	1,391
Austin Independent School District 5.25% 8/1/11	3,515	3,718
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,636
0% 11/15/12 (AMBAC Insured)	5,645	4,654
0% 5/15/17 (FGIC Insured)	1,900	1,272
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,167
5% 11/15/10 (MBIA Insured)	1,735	1,806
Bastrop Independent School District 5.25% 2/15/37	1,100	1,161
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,179
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	187
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,279
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,333
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District:
0% 2/15/12	4,150	3,513
5% 2/15/10	1,200	1,238
Boerne Independent School District 5.25% 2/1/35	1,300	1,354
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,598
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	879
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,537
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,615
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,575
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,630
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,117
Del Valle Independent School District 5.5% 2/1/11	1,350	1,429
Denton Independent School District 5% 8/15/33	5,300	5,417
DeSoto Independent School District 0% 8/15/18	2,195	1,365
Fort Worth Independent School District 5% 2/15/12	1,500	1,580
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,087
Gainesville Independent School District 5.25% 2/15/36	1,035	1,091
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,032
5.5% 2/15/12	2,180	2,272
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,242
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,459
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,475
0% 10/1/16 (MBIA Insured)	6,180	4,267
5.375% 8/15/23 (Pre-Refunded to 8/15/12 @ 100) (f)	1,800	1,943
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,078
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,229
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,304
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	256
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District: - continued
0% 8/15/10 (AMBAC Insured)	$ 2,200	$ 1,979
0% 8/15/15	2,000	1,452
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,314
0% 12/1/11 (AMBAC Insured)	8,250	7,065
Humble Independent School District:
0% 2/15/10	2,320	2,126
0% 2/15/16	1,250	888
0% 2/15/17	1,400	948
Irving Independent School District Series A, 0% 2/15/16	1,035	729
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	672
Series A, 0% 8/15/12	1,590	1,320
Kermit Independent School District 5.25% 2/15/32	2,400	2,540
Klein Independent School District Series A:
5% 8/1/13	1,455	1,553
5% 8/1/14	5,110	5,485
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,310
Lamar Consolidated Independent School District 5.25% 2/15/14	305	307
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,285
Lewisville Independent School District 0% 8/15/08	5,000	4,853
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,583
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	589
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,540
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,262
Manor Independent School District 5.25% 8/1/34	2,000	2,116
Mansfield Independent School District:
5.5% 2/15/13	230	243
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,427
5.5% 2/15/14	330	349
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,070
5.5% 2/15/15	25	27
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (f)	2,245	2,418
5.5% 2/15/16	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	$ 3,415	$ 3,678
5.5% 2/15/18	145	153
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	907
5.5% 2/15/19	370	389
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,292
Mesquite Independent School District 5.375% 8/15/11	430	436
Midway Independent School District 0% 8/15/19	1,400	829
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,768
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,081
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,050
5.5% 8/15/26 (FGIC Insured)	1,225	1,328
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,197
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,843
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,395
Northside Independent School District:
Series A:
5.25% 2/15/17	725	765
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,401
5.5% 2/15/13	1,090	1,153
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,295
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,073
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,060
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	530
Prosper Independent School District:
5.125% 8/15/30	1,400	1,458
5.375% 8/15/33	7,340	7,913
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District:
5.375% 2/15/17	$ 20	$ 21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,099
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,442
5.625% 2/15/11	3,865	4,108
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,074
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,614
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,079
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,133
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,704
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,682
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,464
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,871
5.25% 2/1/14 (MBIA Insured)	1,835	1,990
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	715
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,998
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,436
South San Antonio Independent School District 5% 8/15/35	1,000	1,025
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,147
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,121
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,728
5.375% 2/1/18	480	502
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,007
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,891
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,070
5.375% 8/1/10 (e)	1,915	1,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	$ 2,200	$ 1,520
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,031
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,399
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,110
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,889
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,746
Series B, 5.625% 7/15/21	2,010	2,087
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,413
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,189
Waxahachie Independent School District:
0% 8/15/14	1,460	1,111
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,222
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,676
White Settlement Independent School District 5.75% 8/15/34	1,250	1,347
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	562
Ysleta Independent School District 0% 8/15/11	1,100	951
		283,571
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,339
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,839
		8,178
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,279
6.125% 12/1/27 (AMBAC Insured)	2,800	3,013
		4,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	$ 1,700	$ 1,699
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,808
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,374
		5,881
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,557
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,855
0% 6/1/24 (MBIA Insured)	1,525	707
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,056
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,387
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,687
5.25% 1/1/11 (FSA Insured)	1,715	1,800
5% 1/1/10 (MBIA Insured)	2,000	2,060
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,759
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	479
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,339
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,391
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	156
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,024
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,066
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	$ 1,000	$ 1,100
5.75% 12/1/20 (MBIA Insured)	1,000	1,098
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,505
0% 12/1/12 (FGIC Insured)	6,830	5,641
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,684
Series 2001 C:
5.25% 1/1/16	3,000	3,133
5.25% 1/1/26 (FSA Insured)	2,200	2,281
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,080
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,260
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,088
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,603
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,410
0% 7/1/10	2,250	2,026
0% 7/1/12 (MBIA Insured)	4,000	3,336
		81,718
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	758
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,590
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,023
		5,371
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,065	2,138
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District: - continued
5.5% 3/1/19 (FSA Insured)	$ 60	$ 64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,059
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	863
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,898
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,856
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,927
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,103
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,103
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,780
		17,821
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,987,069)	2,012,795
NET OTHER ASSETS - 2.1%	43,106
NET ASSETS - 100%	$ 2,055,901
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ 141
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	116
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	19
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	(29)
		$ 79,700	$ 247
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,986,833,000. Net unrealized appreciation aggregated $25,962,000, of which $34,224,000 related to appreciated investment securities and $8,262,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2007

1.837322.101

ALIM-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,262
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,212
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,329
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,007
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,146
5.5% 1/1/22	2,300	2,450
		13,406
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,079
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,131
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,140
		3,841
California - 15.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,287
5.5% 5/1/15 (AMBAC Insured)	2,600	2,820
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,297
Series A:
5% 7/1/15	15,200	16,294
5% 7/1/15 (MBIA Insured)	6,100	6,577
5.25% 1/1/11	700	736
5.25% 7/1/13	7,000	7,579
5.25% 7/1/13 (MBIA Insured)	10,300	11,180
5.25% 7/1/14	15,400	16,812
5.25% 7/1/14 (FGIC Insured)	9,700	10,620
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
4.5% 2/1/09	2,800	2,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 2,650	$ 2,768
5% 10/1/13	1,550	1,659
5% 3/1/15	3,000	3,223
5% 8/1/16	6,070	6,550
5% 3/1/26	2,200	2,268
5% 6/1/27 (AMBAC Insured)	1,800	1,871
5% 2/1/31 (MBIA Insured)	1,900	1,952
5% 3/1/31	1,900	1,938
5% 9/1/31	3,900	3,981
5% 9/1/32	5,300	5,403
5% 8/1/33	4,300	4,372
5% 8/1/35	7,800	7,921
5.125% 11/1/24	1,900	1,976
5.125% 2/1/26	1,200	1,244
5.25% 2/1/11	4,000	4,209
5.25% 3/1/12	2,210	2,355
5.25% 2/1/15	5,000	5,378
5.25% 2/1/16	8,500	9,148
5.25% 2/1/27 (MBIA Insured)	1,605	1,685
5.25% 2/1/28	3,400	3,542
5.25% 11/1/29	1,200	1,250
5.25% 2/1/33	6,100	6,303
5.25% 12/1/33	110	114
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,297
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,201
5.5% 3/1/11	8,500	9,022
5.5% 4/1/13	1,400	1,526
5.5% 4/1/13 (AMBAC Insured)	1,000	1,094
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,427
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,120
5.5% 11/1/33	21,355	22,665
5.75% 10/1/10	2,200	2,338
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,116
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	17,956	10,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,453
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,676
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,139
Series 2005 K, 5% 11/1/16	7,195	7,672
5% 11/1/14 (FGIC Insured)	5,000	5,401
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,084
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,288
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,484
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,928
0% 1/15/27 (a)	1,000	933
5% 1/15/16 (MBIA Insured)	1,000	1,040
5.75% 1/15/40	1,600	1,626
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,316
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,283
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,496
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,642
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,694
5% 1/1/11 (FSA Insured) (e)	1,740	1,791
5% 1/1/12 (FSA Insured) (e)	1,835	1,903
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,271
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,459
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	$ 2,000	$ 2,141
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,601
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,489
5.25% 10/1/10	1,620	1,689
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,340	1,408
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,086
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	741
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,244
5% 5/15/16 (MBIA Insured)	6,880	7,463
		325,827
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,167
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,072
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,275
5% 11/15/14	1,165	1,220
Series F:
5% 11/15/13	1,285	1,340
5% 11/15/14	1,355	1,418
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,107
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	648
5% 7/1/12	675	679
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,868
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,289
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	$ 1,000	$ 1,103
5.75% 12/15/22 (FGIC Insured)	1,000	1,098
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	3,200	3,452
Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,019
		29,102
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,102
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,349
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,041
5.25% 6/1/10 (MBIA Insured)	1,980	2,021
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,827
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,364
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	3,900	4,234
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,562
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,848
		22,348
Florida - 4.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	568
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,328
5.25% 7/1/20 (MBIA Insured)	1,000	1,051
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,211
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,475
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,893
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	$ 2,105	$ 2,251
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,862
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,715
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	718
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/17	1,200	1,252
Series G:
5% 11/15/12	1,000	1,039
5% 11/15/13	1,600	1,668
Series I, 5%, tender 11/16/09 (d)	5,000	5,112
3.95%, tender 9/1/12 (d)	7,550	7,457
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,839
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,579
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,394
5% 11/15/14	2,485	2,592
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,030
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	612
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,848
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,323
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,454
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,773
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,748
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,108
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,228
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,072
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,640
		94,325
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,659
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,237
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,276
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,755
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,470
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,019
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,073
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,582
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,793
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12 (c)	1,895	1,968
5% 9/15/14 (c)	3,000	3,125
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	876
		39,874
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,105
Illinois - 10.6%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,753
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	829
Series A, 0% 12/1/16 (FGIC Insured)	1,000	686
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,637
Series 2004 A:
5% 1/1/34 (FSA Insured)	10,800	11,043
5.25% 1/1/29 (FSA Insured)	1,100	1,151
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,051
5.25% 1/1/33 (MBIA Insured)	775	800
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,454
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,635
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,022
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,770
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,458
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,156
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,400
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,872
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,039
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,863
5.5% 1/1/18 (FGIC Insured)	370	389
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,361
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,054
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,561
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,980
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,442
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,912
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,166
5.25% 11/15/28 (MBIA Insured)	600	634
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,658
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,706
0% 11/1/17	2,700	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	$ 2,200	$ 2,196
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,092
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,122
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,112
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,633
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,661
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,657
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,426
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,096
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,020
5% 10/1/10	1,235	1,269
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,965
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,062
5.375% 7/1/15 (MBIA Insured)	1,300	1,389
5.5% 8/1/10	1,400	1,471
5.5% 4/1/16 (FSA Insured)	1,000	1,070
5.5% 2/1/18 (FGIC Insured)	1,000	1,063
5.5% 4/1/17 (MBIA Insured)	2,600	2,707
5.6% 4/1/21 (MBIA Insured)	2,800	2,915
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,049
7% 5/15/22	5,000	5,260
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,715
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,034
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
6% 6/15/20	$ 1,600	$ 1,696
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	27,200	28,292
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,680
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,818
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,954
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,409
0% 12/1/14 (FSA Insured)	5,180	3,915
0% 12/1/15 (FSA Insured)	3,810	2,747
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,214
0% 12/1/10 (FSA Insured)	3,380	3,005
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,632
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,686
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,793
0% 6/15/16 (FGIC Insured)	2,050	1,434
0% 6/15/17 (FGIC Insured)	3,240	2,157
0% 6/15/20 (FGIC Insured)	1,400	798
5% 12/15/28 (MBIA Insured)	1,000	1,024
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,184
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,308
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,363
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,048
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	$ 1,300	$ 851
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	756
		217,447
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,082
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,264
5% 7/10/14 (FSA Insured)	1,215	1,307
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,490
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,378
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,075
5% 1/15/12 (MBIA Insured)	1,295	1,365
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,836
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,384
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,868
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,104
5.25% 7/15/16 (FSA Insured)	2,095	2,300
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,254
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,239
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,182
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,996
0% 12/1/17 (AMBAC Insured)	1,470	957
0% 6/1/18 (AMBAC Insured)	1,740	1,100
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,177
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	$ 5,000	$ 5,361
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,181
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,320
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,445
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,685
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,442
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,034
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,572
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,489
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,060
		70,825
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,168
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,800
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,274
5.25% 12/1/11 (MBIA Insured)	1,805	1,841
Series II, 5.5% 11/1/19	1,000	1,072
5.5% 11/1/20	1,000	1,074
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,629
		10,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,692
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,409
		4,101
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,054
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,861
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,426
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,308
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,116
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,099
5% 12/1/29 (MBIA Insured)	2,000	2,055
		16,919
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,930
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,220
5.25% 7/1/32 (AMBAC Insured)	2,080	2,215
		6,365
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,336
Massachusetts - 4.1%
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.75% 7/1/18	260	275
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A: - continued
5% 1/1/13	$ 750	$ 789
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,407
6.375% 8/1/15	2,460	2,631
6.375% 8/1/16	2,570	2,748
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,122
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,256
5.75% 6/15/13	3,000	3,193
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	14,100	14,666
5.25% 8/1/22 (FSA Insured)	3,300	3,568
5.25% 8/1/23 (FSA Insured)	1,600	1,726
5.25% 8/1/24 (FSA Insured)	4,000	4,305
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,147
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,931
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,407
Series E, 5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (f)	10,400	11,325
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,052
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,224
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,828
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,782
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		84,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.7%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	$ 1,000	$ 1,087
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,571
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,102
5% 9/30/12 (MBIA Insured)	1,500	1,591
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,443
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,148
4.191% 7/1/32 (FSA Insured) (d)	5,670	5,527
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,830
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,056
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,090
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,054
5.5% 3/1/17	1,885	1,985
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,120
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,202
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,012
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,561
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,109
		56,488
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	592
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	$ 5,910	$ 6,015
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	410
5% 5/15/13	395	406
5% 5/15/14	250	257
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,503
		12,973
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,267
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,909
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,354
5% 8/15/13	1,500	1,552
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,329
		9,411
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,438
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,039
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,086
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,091
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,440
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,523
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,085
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,026
		22,322
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,270
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,584
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,154
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,077
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,037
5% 7/1/14	1,000	1,039
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,448
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,878
		11,217
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,258
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,379
3.5%, tender 2/1/09 (d)(e)	2,600	2,581
		6,218
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,734
Series B:
5% 2/15/13	2,210	2,245
5.25% 2/15/10	1,925	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 2,300	$ 2,587
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,086
5.25% 3/1/15	3,000	3,272
5.25% 3/1/21 (MBIA Insured)	1,200	1,288
5.25% 3/1/23	1,500	1,596
5.25% 3/1/25	4,200	4,456
5.25% 3/1/26	4,700	4,965
Series 2005 P, 5.125% 9/1/28	1,100	1,150
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,246
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,314
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,724
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,162
		37,781
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,401
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,035
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,866
		6,302
New York - 12.7%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,925
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,210
5.75% 5/1/22 (FSA Insured)	2,240	2,422
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,221
5.75% 5/1/22 (FSA Insured)	8,525	9,375
5.75% 5/1/25 (FSA Insured)	1,715	1,875
5.75% 5/1/19 (FSA Insured)	5,590	6,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	$ 2,600	$ 2,692
5% 6/1/11	1,075	1,125
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,588
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,079
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,882
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 C, 5.5% 8/1/13	2,000	2,173
Series 2005 G, 5% 8/1/14	6,500	6,965
Series 2005 J, 5% 3/1/12	3,020	3,180
Series 2005 K, 5% 8/1/11	6,000	6,287
Series A, 5.25% 11/1/14 (MBIA Insured)	600	641
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,059
Series J, 5.5% 6/1/19	2,315	2,490
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,915
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D:
5% 6/15/38	4,200	4,310
5% 6/15/39	1,600	1,641
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,795
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
6% 11/1/28 (b)	40,925	44,459
Series B, 5.25% 2/1/29 (b)	3,800	3,984
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,647
5.75% 7/1/13 (AMBAC Insured)	1,100	1,182
Series C, 7.5% 7/1/10	3,265	3,458
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,508
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	60	60
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	$ 5,500	$ 5,971
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,119
4.875% 6/15/20	2,200	2,235
5% 6/15/15	775	790
New York Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,089
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,347
5.25% 1/1/27 (FSA Insured)	5,000	5,330
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,784
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,047
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,839
Series A1:
5% 6/1/11	1,540	1,543
5.25% 6/1/21 (AMBAC Insured)	2,200	2,323
5.25% 6/1/22 (AMBAC Insured)	3,450	3,640
5.5% 6/1/14	3,200	3,292
5.5% 6/1/15	9,900	10,327
5.5% 6/1/16	16,800	17,489
5.5% 6/1/17	1,900	2,003
Series C1:
5.5% 6/1/14	3,900	4,012
5.5% 6/1/15	4,900	5,111
5.5% 6/1/16	1,600	1,689
5.5% 6/1/17	7,950	8,380
5.5% 6/1/18	17,165	18,249
5.5% 6/1/19	4,700	5,034
5.5% 6/1/20	800	854
5.5% 6/1/22	600	638
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,078
		261,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	$ 7,220	$ 7,362
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,239
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,604
		13,205
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,704
5.25% 6/1/20 (AMBAC Insured)	1,520	1,620
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,506
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	908
Series A:
5.5% 1/1/11	1,590	1,664
5.75% 1/1/26	1,000	1,032
Series B, 6.125% 1/1/09	2,220	2,280
Series C, 5.25% 1/1/10	2,630	2,707
Series D:
5.375% 1/1/10	3,360	3,467
6% 1/1/09	1,620	1,628
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,820	1,905
		20,421
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,961
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,029
5% 7/1/14	1,000	1,030
		6,020
Ohio - 0.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,743
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	$ 1,060	$ 1,139
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,239
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,055
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	532
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,092
		9,970
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	857
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,140
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,018
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,394
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,379
5.5% 10/1/20 (FGIC Insured)	1,550	1,701
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,744
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,047
5% 12/15/14	850	892
		24,172
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	737
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,610
		2,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,785
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,294
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,352
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,147
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,419
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,481
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,224
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,620
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,178
Series B, 5% 12/15/13	3,115	3,176
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	785	830
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	418
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,477
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,937
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,765
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,604
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,364
6.5% 11/1/16 (e)	1,100	1,173
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 4,000	$ 4,239
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,698
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,555
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,050
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,844
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,052
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,561
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,194
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,290
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,711
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,530
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,450
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,242
		75,095
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,831
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,133
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	684
		2,817
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,824
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	$ 1,565	$ 1,638
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,764
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,458
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	776
5% 12/1/19	2,040	2,147
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,172
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,090
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,426
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,206
5% 12/1/17	1,335	1,448
		26,122
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,117
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,239
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,487
		6,843
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,156
5% 12/15/11	3,285	3,404
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,345
6.25% 1/1/13 (MBIA Insured)	1,700	1,898
7.25% 1/1/10 (MBIA Insured)	8,000	8,606
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	$ 1,755	$ 1,822
5% 9/1/11 (MBIA Insured)	1,835	1,924
5% 9/1/13 (MBIA Insured)	2,010	2,141
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,121
		27,417
Texas - 13.8%
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	698
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,850
Series B:
6% 1/1/18	1,000	1,048
6% 1/1/19	1,335	1,391
Austin Independent School District 5.25% 8/1/11	3,515	3,718
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,636
0% 11/15/12 (AMBAC Insured)	5,645	4,654
0% 5/15/17 (FGIC Insured)	1,900	1,272
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,167
5% 11/15/10 (MBIA Insured)	1,735	1,806
Bastrop Independent School District 5.25% 2/15/37	1,100	1,161
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,179
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	187
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,279
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,333
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District:
0% 2/15/12	4,150	3,513
5% 2/15/10	1,200	1,238
Boerne Independent School District 5.25% 2/1/35	1,300	1,354
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,598
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	879
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,537
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,615
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,575
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,630
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,117
Del Valle Independent School District 5.5% 2/1/11	1,350	1,429
Denton Independent School District 5% 8/15/33	5,300	5,417
DeSoto Independent School District 0% 8/15/18	2,195	1,365
Fort Worth Independent School District 5% 2/15/12	1,500	1,580
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,087
Gainesville Independent School District 5.25% 2/15/36	1,035	1,091
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,032
5.5% 2/15/12	2,180	2,272
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,242
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,459
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,475
0% 10/1/16 (MBIA Insured)	6,180	4,267
5.375% 8/15/23 (Pre-Refunded to 8/15/12 @ 100) (f)	1,800	1,943
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,078
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,229
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,304
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	256
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District: - continued
0% 8/15/10 (AMBAC Insured)	$ 2,200	$ 1,979
0% 8/15/15	2,000	1,452
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,314
0% 12/1/11 (AMBAC Insured)	8,250	7,065
Humble Independent School District:
0% 2/15/10	2,320	2,126
0% 2/15/16	1,250	888
0% 2/15/17	1,400	948
Irving Independent School District Series A, 0% 2/15/16	1,035	729
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	672
Series A, 0% 8/15/12	1,590	1,320
Kermit Independent School District 5.25% 2/15/32	2,400	2,540
Klein Independent School District Series A:
5% 8/1/13	1,455	1,553
5% 8/1/14	5,110	5,485
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,310
Lamar Consolidated Independent School District 5.25% 2/15/14	305	307
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,285
Lewisville Independent School District 0% 8/15/08	5,000	4,853
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,583
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	589
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,540
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,262
Manor Independent School District 5.25% 8/1/34	2,000	2,116
Mansfield Independent School District:
5.5% 2/15/13	230	243
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,427
5.5% 2/15/14	330	349
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,070
5.5% 2/15/15	25	27
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (f)	2,245	2,418
5.5% 2/15/16	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	$ 3,415	$ 3,678
5.5% 2/15/18	145	153
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	907
5.5% 2/15/19	370	389
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,292
Mesquite Independent School District 5.375% 8/15/11	430	436
Midway Independent School District 0% 8/15/19	1,400	829
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,768
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,081
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,050
5.5% 8/15/26 (FGIC Insured)	1,225	1,328
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,197
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,843
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,395
Northside Independent School District:
Series A:
5.25% 2/15/17	725	765
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,401
5.5% 2/15/13	1,090	1,153
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,295
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,073
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,060
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	530
Prosper Independent School District:
5.125% 8/15/30	1,400	1,458
5.375% 8/15/33	7,340	7,913
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District:
5.375% 2/15/17	$ 20	$ 21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,099
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,442
5.625% 2/15/11	3,865	4,108
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,074
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,614
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,079
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,133
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,704
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,682
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,464
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,871
5.25% 2/1/14 (MBIA Insured)	1,835	1,990
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	715
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,998
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,436
South San Antonio Independent School District 5% 8/15/35	1,000	1,025
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,147
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,121
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,728
5.375% 2/1/18	480	502
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,007
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,891
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,070
5.375% 8/1/10 (e)	1,915	1,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	$ 2,200	$ 1,520
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,031
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,399
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,110
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,889
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,746
Series B, 5.625% 7/15/21	2,010	2,087
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,413
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,189
Waxahachie Independent School District:
0% 8/15/14	1,460	1,111
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,222
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,676
White Settlement Independent School District 5.75% 8/15/34	1,250	1,347
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	562
Ysleta Independent School District 0% 8/15/11	1,100	951
		283,571
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,339
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,839
		8,178
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,279
6.125% 12/1/27 (AMBAC Insured)	2,800	3,013
		4,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	$ 1,700	$ 1,699
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,808
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,374
		5,881
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,557
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,855
0% 6/1/24 (MBIA Insured)	1,525	707
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,056
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,387
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,687
5.25% 1/1/11 (FSA Insured)	1,715	1,800
5% 1/1/10 (MBIA Insured)	2,000	2,060
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,759
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	479
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,339
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,391
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	156
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,024
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,066
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	$ 1,000	$ 1,100
5.75% 12/1/20 (MBIA Insured)	1,000	1,098
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,505
0% 12/1/12 (FGIC Insured)	6,830	5,641
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,684
Series 2001 C:
5.25% 1/1/16	3,000	3,133
5.25% 1/1/26 (FSA Insured)	2,200	2,281
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,080
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,260
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,088
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,603
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,410
0% 7/1/10	2,250	2,026
0% 7/1/12 (MBIA Insured)	4,000	3,336
		81,718
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	758
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,590
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,023
		5,371
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,065	2,138
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District: - continued
5.5% 3/1/19 (FSA Insured)	$ 60	$ 64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,059
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	863
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,898
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,856
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,927
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,103
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,103
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,780
		17,821
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,987,069)	2,012,795
NET OTHER ASSETS - 2.1%	43,106
NET ASSETS - 100%	$ 2,055,901
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ 141
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	116
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	19
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	(29)
		$ 79,700	$ 247
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,986,833,000. Net unrealized appreciation aggregated $25,962,000, of which $34,224,000 related to appreciated investment securities and $8,262,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2007

1.808788.103

FSN-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.6%
		Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 843
Nonconvertible Bonds - 30.6%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		3,480	3,254
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		830	789
11% 5/1/09 (c)		980	931
Visteon Corp. 7% 3/10/14		4,790	3,736
			8,710
Automobiles - 0.4%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,250	1,771
General Motors Corp.:
8.375% 7/5/33	EUR	900	1,125
8.375% 7/15/33		19,420	17,090
			19,986
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,830
Hotels, Restaurants & Leisure - 1.1%
Carrols Corp. 9% 1/15/13		4,090	3,896
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,515
8% 11/15/13		2,055	2,070
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,776
6.5% 7/31/09		2,865	2,869
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,352
6.625% 7/15/15		2,040	1,935
6.75% 9/1/12		1,685	1,660
6.75% 4/1/13		960	938
6.875% 4/1/16		495	475
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16		$ 1,760	$ 1,742
8.5% 9/15/10		275	288
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,991
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		6,200	5,487
Scientific Games Corp. 6.25% 12/15/12		880	845
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	1,390
Six Flags, Inc.:
9.625% 6/1/14		990	822
9.75% 4/15/13		6,645	5,648
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,865
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,444
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,011
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	1,005
9% 1/15/12		770	753
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,270	1,270
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,303
			57,350
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,550	1,558
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	893
Media - 2.9%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,750
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		4,655	5,027
CanWest Media, Inc. 8% 9/15/12		1,130	1,099
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		14,194	14,407
11% 10/1/15		1,155	1,175
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,770	3,845
10.25% 9/15/10		3,650	3,750
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.:
7.25% 4/15/12		$ 5,610	$ 5,400
7.625% 4/1/11		3,575	3,584
7.625% 7/15/18		10,855	10,367
7.875% 2/15/18		12,625	12,152
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	11,010
7% 10/1/13		3,460	3,547
7.125% 2/1/16		4,165	4,290
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,984
iesy Repository GmbH 10.375% 2/15/15 (g)		1,300	1,329
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,489
8.25% 2/1/30		5,310	5,204
8.5% 7/15/29		7,010	7,086
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	797
PanAmSat Corp.:
6.375% 1/15/08		920	915
9% 8/15/14		4,735	4,853
9% 6/15/16		2,050	2,106
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,336
10.375% 9/1/14 (g)		6,805	7,451
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,945
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		2,710	2,466
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		19,220	18,836
			148,200
Multiline Retail - 0.3%
Dollar General Corp. 10.625% 7/15/15 (g)		9,925	9,280
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		3,580	3,401
			12,681
Specialty Retail - 0.6%
AutoNation, Inc.:
7% 4/15/14		1,300	1,256
7.36% 4/15/13 (j)		940	905
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		2,720	2,380
9.625% 6/1/15 pay-in-kind (g)		2,620	2,148
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.: - continued
10.5% 6/1/17 (g)		$ 3,070	$ 2,441
Michaels Stores, Inc.:
0% 11/1/16 (e)		400	248
10% 11/1/14		4,540	4,654
11.375% 11/1/16		10,755	11,051
Sally Holdings LLC:
9.25% 11/15/14		4,605	4,651
10.5% 11/15/16		660	658
			30,392
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	7,150
9.75% 1/15/15		5,185	5,451
			12,601
TOTAL CONSUMER DISCRETIONARY			295,201
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		1,287	1,306
Food & Staples Retailing - 0.2%
Albertsons, Inc. 7.25% 5/1/13		1,065	1,057
Rite Aid Corp.:
9.375% 12/15/15 (g)		2,580	2,412
9.5% 6/15/17 (g)		3,860	3,609
SUPERVALU, Inc. 7.5% 11/15/14		1,755	1,794
			8,872
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,535	1,648
Gruma SA de CV 7.75%		4,760	4,820
Hines Nurseries, Inc. 10.25% 10/1/11		520	354
Michael Foods, Inc. 8% 11/15/13		610	610
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,020
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		$ 4,290	$ 4,033
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	2,593
			15,078
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	301
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	693
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,699
TOTAL CONSUMER STAPLES			28,949
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,755
Complete Production Services, Inc. 8% 12/15/16		3,545	3,518
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,343
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		1,505	1,775
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,412
			14,803
Oil, Gas & Consumable Fuels - 2.7%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,967
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,198
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,703
Chaparral Energy, Inc.:
8.5% 12/1/15		2,600	2,438
8.875% 2/1/17 (g)		1,870	1,758
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	5,120
6.875% 11/15/20		6,675	6,533
7% 8/15/14		1,135	1,151
7.5% 6/15/14		1,115	1,143
7.625% 7/15/13		4,080	4,253
EXCO Resources, Inc. 7.25% 1/15/11		880	876
Forest Oil Corp. 8% 12/15/11		190	197
Gaz Capital SA (Luxembourg):
5.03% 2/25/14	EUR	1,100	1,476
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gaz Capital SA (Luxembourg): - continued
6.58% 10/31/13	GBP	800	$ 1,578
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,494
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	376
Mariner Energy, Inc. 8% 5/15/17		1,280	1,254
Massey Energy Co. 6.875% 12/15/13		5,935	5,505
Northwest Pipeline Corp. 6.625% 12/1/07		305	305
OPTI Canada, Inc. 7.875% 12/15/14 (g)		4,710	4,722
Pan American Energy LLC 7.75% 2/9/12 (g)		5,585	5,445
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,539
7.875% 11/1/26		5,250	5,539
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,019
6.625% 6/15/35		5,445	5,603
Petrohawk Energy Corp. 9.125% 7/15/13		5,460	5,747
Petroleos de Venezuela SA:
5.25% 4/12/17		9,155	6,775
5.375% 4/12/27		8,190	5,201
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		5,472	5,452
8.22% 4/1/17 (g)		6,010	6,070
Pogo Producing Co. 7.875% 5/1/13		2,395	2,431
Range Resources Corp. 7.375% 7/15/13		2,945	3,004
Repsol International Finance BV 4.769% 2/16/12 (j)	EUR	900	1,258
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,677
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,402
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,320	1,300
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,291
7.5% 4/1/17		4,605	4,985
7.625% 4/1/37		1,550	1,652
8.375% 6/15/32		1,570	1,804
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	311
8.875% 7/15/12		1,400	1,561
Venoco, Inc. 8.75% 12/15/11		1,980	1,980
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. 8.25% 6/15/14 (g)		$ 4,750	$ 4,619
YPF SA 10% 11/2/28		3,845	4,460
			137,172
TOTAL ENERGY			151,975
FINANCIALS - 6.4%
Capital Markets - 0.1%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	750	1,038
Morgan Stanley 4.521% 7/20/12 (j)	EUR	2,590	3,618
			4,656
Commercial Banks - 2.2%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,120	2,228
Banca Popolare di Bergamo 8.364% (j)	EUR	1,000	1,543
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,250	1,778
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (j)		16,265	16,184
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,250	1,675
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (j)	EUR	1,575	2,173
Caja Madrid SA 4.484% 10/17/16 (j)	EUR	1,500	2,109
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,010	1,029
Credit Agricole SA 4.746% 9/30/08 (j)	EUR	1,250	1,780
Development Bank of Philippines 8.375% (j)		4,715	4,880
DnB NOR Bank ASA 5.0586% 8/11/09 (j)	CAD	1,500	1,513
Eksportfinans AS 6% 9/6/10	GBP	7,400	15,297
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,745	1,758
Export-Import Bank of India 1.465% 6/7/12 (j)	JPY	290,000	2,498
Fortis Banque SA 5.757% 10/4/17	EUR	550	784
HBOS Treasury Services PLC 4.8886% 1/19/10 (j)	CAD	1,500	1,512
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	1,300	1,697
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,500	3,456
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		6,324	6,640
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM: - continued
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		$ 100	$ 105
Natixis SA 4.485% 1/26/17 (j)	EUR	1,000	1,390
Rabobank Nederland 4.125% 4/4/12	EUR	9,500	13,340
Royal Bank of Scotland Group PLC 6.666% 12/31/49	CAD	1,200	1,226
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,430
Santander Finance Preferred SA Unipersonal 7.005% (j)	GBP	700	1,412
Santander Issuances SA Unipersonal 5.75% 1/31/18 (j)	GBP	700	1,377
SMFG Finance Ltd. 6.164% (j)	GBP	550	1,027
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	530	700
5.026% 3/28/18 (j)	EUR	1,150	1,586
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (j)	EUR	2,000	2,496
1.8563% (j)	JPY	100,000	875
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,235
UniCredito Italiano Capital Trust I 4.028% (j)	EUR	2,500	3,103
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		5,400	5,573
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,590	1,675
			110,084
Consumer Finance - 0.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	1,306
Ford Credit Europe PLC 5.726% 9/30/09 (j)	EUR	1,750	2,321
Ford Motor Credit Co. LLC:
5.8% 1/12/09		425	410
7.375% 10/28/09		1,815	1,780
7.875% 6/15/10		2,415	2,361
9.875% 8/10/11		6,800	6,888
GE Capital European Funding 4.75% 9/28/12	EUR	1,800	2,549
General Motors Acceptance Corp.:
6.75% 12/1/14		5,380	4,923
6.875% 9/15/11		5,620	5,367
6.875% 8/28/12		6,705	6,289
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
4.88% 6/15/09 (j)	EUR	500	$ 687
4.93% 12/15/10 (j)	EUR	1,000	1,336
			36,217
Diversified Financial Services - 2.1%
BA Covered Bond 4.125% 4/5/12	EUR	10,150	14,109
Banca Italease SpA 4.46% 2/2/10 (j)	EUR	2,700	3,642
Bank of America Corp. 5.125% 9/26/14	EUR	1,850	2,623
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	10,250	14,194
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	15,180
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,390
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,493
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		1,702	1,693
7.33% 12/1/09 (g)		1,591	1,583
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	1,500	1,775
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		6,135	6,200
Getin Finance PLC 6.309% 5/13/09 (j)	EUR	650	909
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,849
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,612
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,762
Imperial Tobacco Finance 4.375% 11/22/13	EUR	800	1,076
ITW Finance Europe SA 5.25% 10/1/14 (g)	EUR	850	1,215
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,790	1,727
10% 5/1/15 (g)		1,880	1,763
NCO Group, Inc. 11.875% 11/15/14		2,660	2,554
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		12,000	12,090
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		3,615	3,561
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	31,846	1,297
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	950
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,800	$ 2,515
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,500	4,864
			105,626
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (j)	GBP	850	1,627
Eureko BV 5.125% (j)	EUR	1,500	2,025
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	2,000	2,588
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	1,600	2,240
Novae Group plc 8.375% 4/27/17 (j)	GBP	400	819
Old Mutual plc 4.5% 1/18/17 (j)	EUR	1,000	1,385
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,075
			11,759
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		4,460	4,170
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	6,027
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,610
8.625% 1/15/12		3,610	3,845
			15,652
Real Estate Management & Development - 0.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,230	3,085
8.125% 6/1/12		2,350	2,327
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		6,015	5,353
Realogy Corp.:
10.5% 4/15/14 (g)		16,645	14,065
11% 4/15/14 pay-in-kind (g)		13,660	11,099
12.375% 4/15/15 (g)		1,865	1,389
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,596
			38,914
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 5/17/13	GBP	500	766
TOTAL FINANCIALS			323,674
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		$ 1,380	$ 1,380
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		4,960	4,712
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,895
DaVita, Inc. 6.625% 3/15/13		470	463
HCA, Inc.:
9.125% 11/15/14 (g)		5,205	5,504
9.25% 11/15/16 (g)		5,385	5,715
9.625% 11/15/16 pay-in-kind (g)		9,955	10,639
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,748
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,814
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		290	297
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,161
Tenet Healthcare Corp.:
9.25% 2/1/15		705	622
9.875% 7/1/14		1,110	1,016
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,656
Vanguard Health Holding Co. I 0% 10/1/15 (e)		510	381
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,630	6,398
			46,021
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,031
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,045
Mylan Laboratories, Inc. 6.375% 8/15/15		575	611
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,000	2,857
			7,544
TOTAL HEALTH CARE			54,945
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		730	679
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		3,690	3,764
8.875% 4/1/15 pay-in-kind (g)		3,690	3,699
Orbimage Holdings, Inc. 14.88% 7/1/12 (j)		2,250	2,453
			10,595
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.1%
Continental Airlines, Inc. 6.903% 4/19/22		$ 730	$ 686
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	942
10% 8/15/08 (a)		1,130	68
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	154
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	125
8.875% 6/1/06 (a)		1,240	112
			2,087
Building Products - 0.0%
Compagnie de St. Gobain 4.447% 4/11/12 (j)	EUR	1,100	1,537
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	193
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,803
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,236
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,423
9.25% 5/1/21		250	260
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,314
Mac-Gray Corp. 7.625% 8/15/15		850	837
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		530	560
West Corp. 9.5% 10/15/14		7,760	8,012
			20,638
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,606
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		930	914
General Cable Corp. 7.125% 4/1/17		610	604
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	843
			2,361
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	950	1,836
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,456
Cummins, Inc. 7.125% 3/1/28		2,195	2,266
Invensys PLC 9.875% 3/15/11 (g)		56	59
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		$ 720	$ 727
9.5% 8/1/14		5,460	5,678
11.75% 8/1/16		4,630	4,954
			15,140
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	775	1,055
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	4,171
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,254
US Shipping Partners LP 13% 8/15/14		2,855	2,841
			10,321
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		3,130	3,110
7.625% 12/1/13 (g)		1,540	1,525
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,434
9.5% 10/1/08		1,715	1,749
TFM SA de CV 9.375% 5/1/12		5,360	5,628
			15,446
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	700	990
6.5% 2/27/19	GBP	550	1,061
Penhall International Corp. 12% 8/1/14 (g)		1,360	1,380
VWR Funding, Inc. 10.25% 7/15/15 (g)		7,660	7,430
			10,861
TOTAL INDUSTRIALS			92,428
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,780
Lucent Technologies, Inc.:
6.45% 3/15/29		16,270	13,504
6.5% 1/15/28		7,800	6,474
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.:
9.61% 7/15/11 (g)(j)		$ 3,400	$ 3,392
10.125% 7/15/13 (g)		3,370	3,463
10.75% 7/15/16 (g)		3,400	3,562
			33,175
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,127
8.25% 7/1/11		620	617
8.625% 4/1/13		1,080	1,094
8.75% 7/15/18		4,640	4,826
SunGard Data Systems, Inc.:
9.125% 8/15/13		6,770	7,041
10.25% 8/15/15		2,410	2,518
			29,223
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		10,920	10,865
Xerox Corp. 7.625% 6/15/13		11,435	11,921
			22,786
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology, Inc. 9.25% 6/1/16		7,360	7,397
ASML Holding NV 5.75% 6/13/17	EUR	1,800	2,405
Avago Technologies Finance Ltd.:
10.125% 12/1/13		3,305	3,553
11.08% 6/1/13 (j)		4,690	4,784
11.875% 12/1/15		4,925	5,491
Freescale Semiconductor, Inc.:
8.875% 12/15/14		11,380	10,996
9.125% 12/15/14 pay-in-kind		31,055	28,648
10.125% 12/15/16		5,560	5,171
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.9444% 12/15/11 (j)		670	563
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	1,856
Viasystems, Inc. 10.5% 1/15/11		5,785	5,814
			76,678
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		$ 790	$ 758
TOTAL INFORMATION TECHNOLOGY			162,620
MATERIALS - 2.8%
Chemicals - 0.6%
Bayer AG:
4.296% 4/10/10 (j)	EUR	1,100	1,561
5.625% 5/23/18	GBP	750	1,461
Huntsman LLC 11.625% 10/15/10		641	679
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,560
MacDermid, Inc. 9.5% 4/15/17 (g)		450	434
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		3,970	3,910
10.125% 12/1/14 pay-in-kind (g)		8,290	8,145
11.5% 12/1/16 (g)		5,330	5,250
SABIC Europe BV 4.5% 11/28/13	EUR	1,100	1,487
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,440	1,476
			29,963
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,300	1,773
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	897
BWAY Corp. 10% 10/15/10		2,380	2,440
Constar International, Inc. 11% 12/1/12		2,665	1,972
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,288
8% 4/15/23		4,615	4,488
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,950
8.25% 5/15/13		1,755	1,808
Tekni-Plex, Inc. 10.875% 8/15/12		1,300	1,378
Vitro SAB de CV:
8.625% 2/1/12		7,260	7,151
9.125% 2/1/17		2,000	1,965
			28,337
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		2,510	2,322
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
CAP SA 7.375% 9/15/36 (g)		$ 1,550	$ 1,468
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,475
0% 6/1/13 (e)		3,710	3,701
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		4,560	4,447
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	5,084
Evraz Group SA (Reg. S) 8.25% 11/10/15		3,215	3,227
Evraz Securities SA 10.875% 8/3/09		4,700	4,994
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,360	3,671
10.625% 9/1/16 (g)		2,530	2,979
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,965
8.375% 4/1/17		10,740	11,680
8.5463% 4/1/15 (j)		5,490	5,696
Gerdau SA 8.875% (g)		3,190	3,357
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,676
Ispat Inland ULC 9.75% 4/1/14		1,385	1,508
PNA Intermediate Holding Corp. 12.5575% 2/15/13 pay-in-kind (g)(j)		1,510	1,480
RathGibson, Inc. 11.25% 2/15/14		2,510	2,548
			75,580
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		510	500
NewPage Corp. 11.6063% 5/1/12 (j)		2,460	2,657
			3,157
TOTAL MATERIALS			138,810
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.1%
Citizens Communications Co.:
7.875% 1/15/27		3,340	3,257
9% 8/15/31		8,135	8,176
Deutsche Telekom International Finance BV:
4.5% 10/25/13	EUR	680	938
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV: - continued
6.125% 12/4/07	EUR	2,000	$ 2,857
Embarq Corp.:
7.082% 6/1/16		1,029	1,067
7.995% 6/1/36		7,540	8,034
Eschelon Operating Co. 8.375% 3/15/10		2,560	2,509
France Telecom SA 4.375% 2/21/12	EUR	500	697
Intelsat Ltd.:
9.25% 6/15/16		2,050	2,122
11.25% 6/15/16		9,095	9,754
Level 3 Financing, Inc.:
8.75% 2/15/17		3,910	3,773
12.25% 3/15/13		9,160	10,213
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	5,215
NTL Cable PLC:
8.75% 4/15/14		6,045	6,136
9.125% 8/15/16		2,780	2,884
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	311
7.75% 2/15/31		340	306
Qwest Corp.:
7.5% 10/1/14		680	711
7.875% 9/1/11		3,970	4,178
8.875% 3/15/12		17,575	19,179
8.9444% 6/15/13 (j)		6,790	7,282
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	5,038	913
Telefonica de Argentina SA 9.125% 11/7/10		1,722	1,787
Telenet Group Holding NV 0% 6/15/14 (e)(g)		7,418	7,084
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		260	229
6.875% 7/15/28		1,710	1,466
U.S. West Communications:
6.875% 9/15/33		25,430	23,777
7.125% 11/15/43		325	300
7.2% 11/10/26		1,275	1,221
7.25% 9/15/25		2,495	2,451
7.25% 10/15/35		5,205	5,049
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.5% 6/15/23		$ 2,840	$ 2,812
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	7,480
			154,168
Wireless Telecommunication Services - 1.3%
American Tower Corp. 7.125% 10/15/12		6,245	6,401
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,457
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,276
Digicel Group Ltd. 9.25% 9/1/12 (g)		2,370	2,435
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,280	5,372
Millicom International Cellular SA 10% 12/1/13		11,940	12,716
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		8,280	8,570
9.75% 1/30/08 (Reg. S)		2,545	2,566
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,350	3,199
Telecom Personal SA 9.25% 12/22/10 (g)		8,875	9,053
			64,045
TOTAL TELECOMMUNICATION SERVICES			218,213
UTILITIES - 1.4%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14		4,920	5,141
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,230
Edison Mission Energy:
7.5% 6/15/13		8,105	8,328
7.75% 6/15/16		4,535	4,694
Intergen NV 9% 6/30/17 (g)		6,890	7,252
National Power Corp. 6.875% 11/2/16 (g)		1,940	1,930
Reliant Energy, Inc.:
7.625% 6/15/14		4,150	4,171
7.875% 6/15/17		3,300	3,300
			39,046
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.4%
Southern Natural Gas Co.:
7.35% 2/15/31		$ 9,120	$ 9,451
8% 3/1/32		7,365	8,129
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		5,910	5,417
			22,997
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	1,154
6.4% 7/15/06 (c)		5,595	1,413
6.625% 11/15/05 (c)		3,510	886
6.725% 11/17/08 (c)(j)		1,090	264
6.75% 8/1/09 (c)		880	222
6.875% 10/15/07 (c)		2,120	535
6.95% 7/15/28 (c)		1,920	466
7.125% 5/15/49 (c)		375	95
7.375% 5/15/19 (c)		2,200	561
7.875% 6/15/03 (c)		375	95
9.125% 4/1/03 (c)		80	20
9.875% 6/5/03 (c)		345	87
NRG Energy, Inc.:
7.25% 2/1/14		590	591
7.375% 2/1/16		1,070	1,074
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,461	1,468
			8,931
Multi-Utilities - 0.0%
Utilicorp United, Inc. 9.95% 2/1/11 (j)		50	54
TOTAL UTILITIES			71,028
TOTAL NONCONVERTIBLE BONDS			1,537,843
TOTAL CORPORATE BONDS (Cost $1,515,664)			1,538,686
U.S. Government and Government Agency Obligations - 21.1%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
3.25% 1/15/08		$ 57,085	$ 56,771
4.25% 5/15/09		13,151	13,117
4.5% 10/15/08		3	3
5.125% 9/2/08		1,730	1,738
5.375% 6/12/17		15,862	16,312
6% 5/15/11		7,000	7,350
7.25% 1/15/10		13,525	14,350
Federal Home Loan Bank:
4.5% 10/14/08		575	575
5.8% 9/2/08		550	556
Freddie Mac:
3.625% 9/15/08		31,865	31,576
4.875% 2/17/09		8,234	8,277
5.125% 4/18/11		1,100	1,123
5.25% 7/18/11		29,835	30,578
5.5% 7/18/16		39,000	40,466
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,156
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,842
4.974% 8/15/13		2,110	2,140
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,589	1,590
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			236,520
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 2.5% 7/15/16		33,697	34,330
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
6.125% 8/15/29		84,100	98,108
6.25% 8/15/23		61,750	70,940
U.S. Treasury Notes:
3.375% 9/15/09		5,500	5,441
4% 8/31/09 (h)		9,655	9,663
4.125% 8/31/12 (h)		202,607	201,808
4.25% 8/15/15		44,000	43,361
4.375% 12/15/10		10,000	10,102
4.5% 3/31/09		35,795	36,072
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/10 (h)		$ 89,822	$ 90,950
4.5% 11/15/15		18,200	18,224
4.625% 7/31/09		27,000	27,310
4.625% 7/31/12		38,000	38,662
4.75% 5/31/12		27,500	28,125
4.75% 8/15/17 (h)		58,000	58,749
4.875% 4/30/08		50,035	50,238
TOTAL U.S. TREASURY OBLIGATIONS			787,753
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,053,171)			1,058,603
U.S. Government Agency - Mortgage Securities - 10.3%

Fannie Mae - 7.1%
3.585% 9/1/33 (j)		680	672
3.721% 6/1/33 (j)		2,150	2,149
3.75% 4/1/34 (j)		1,972	1,947
3.783% 6/1/33 (j)		2,497	2,496
3.905% 5/1/34 (j)		1,110	1,098
3.915% 5/1/33 (j)		778	781
3.926% 9/1/33 (j)		2,055	2,044
3.938% 5/1/34 (j)		876	867
3.965% 9/1/33 (j)		1,496	1,479
3.971% 8/1/33 (j)		944	937
3.999% 4/1/34 (j)		2,038	2,017
4% 9/1/13 to 5/1/20		4,563	4,337
4% 3/1/34 (j)		1,864	1,846
4.026% 3/1/34 (j)		3,813	3,776
4.03% 6/1/34 (j)		1,656	1,638
4.045% 6/1/33 (j)		2,401	2,396
4.062% 3/1/35 (j)		3,004	2,983
4.115% 4/1/34 (j)		2,518	2,497
4.122% 5/1/34 (j)		2,070	2,053
4.186% 11/1/34 (j)		2,168	2,175
4.191% 9/1/33 (j)		1,285	1,284
4.205% 6/1/34 (j)		1,836	1,820
4.279% 6/1/34 (j)		2,034	2,020
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.329% 1/1/35 (j)		$ 1,785	$ 1,768
4.353% 10/1/19 (j)		224	222
4.371% 11/1/35 (j)		5,931	5,897
4.398% 10/1/33 (j)		1,009	997
4.41% 8/1/34 (j)		4,251	4,273
4.411% 7/1/35 (j)		3,879	3,843
4.43% 8/1/34 (j)		4,655	4,625
4.441% 5/1/35 (j)		3,031	3,041
4.46% 8/1/35 (j)		3,126	3,139
4.483% 1/1/35 (j)		1,086	1,078
4.484% 11/1/33 (j)		259	258
4.493% 12/1/34 (j)		80	80
4.5% 5/1/18 to 10/1/18		1,654	1,603
4.511% 3/1/35 (j)		5,545	5,529
4.569% 1/1/35 (j)		1,733	1,722
4.605% 8/1/35 (j)		2,409	2,432
4.642% 6/1/35 (j)		852	853
4.642% 8/1/35 (j)		1,125	1,126
4.649% 10/1/34 (j)		619	616
4.649% 1/1/35 (j)		1,118	1,113
4.68% 9/1/34 (j)		2,851	2,841
4.689% 2/1/35 (j)		2,952	2,940
4.728% 2/1/35 (j)		1,370	1,365
4.733% 12/1/35 (j)		7,326	7,312
4.76% 12/1/35 (j)		772	771
4.772% 1/1/35 (j)		978	975
4.79% 6/1/35 (j)		1,433	1,428
4.798% 4/1/35 (j)		2,109	2,112
4.798% 7/1/35 (j)		905	901
4.811% 11/1/35 (j)		1,765	1,771
4.817% 12/1/34 (j)		2,161	2,157
4.836% 9/1/34 (j)		2,010	2,008
4.843% 10/1/34 (j)		1,936	1,935
4.844% 7/1/35 (j)		1,897	1,891
4.853% 7/1/35 (j)		1,244	1,241
4.864% 7/1/34 (j)		1,058	1,057
4.87% 1/1/35 (j)		739	739
4.884% 10/1/35 (j)		259	258
4.889% 5/1/35 (j)		306	305
4.895% 11/1/35 (j)		1,922	1,923
4.918% 8/1/34 (j)		1,927	1,926
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.943% 8/1/34 (j)		$ 1,009	$ 1,009
4.952% 3/1/35 (j)		1,068	1,068
4.958% 2/1/35 (j)		1,087	1,087
5% 2/1/14 to 9/1/37 (i)		102,361	98,539
5.005% 2/1/34 (j)		1,551	1,550
5.019% 5/1/35 (j)		2,571	2,573
5.035% 12/1/32 (j)		1,587	1,590
5.076% 10/1/35 (j)		1,363	1,364
5.09% 2/1/35 (j)		1,380	1,382
5.097% 5/1/35 (j)		317	320
5.107% 10/1/35 (j)		765	766
5.117% 7/1/34 (j)		378	379
5.118% 8/1/34 (j)		1,273	1,277
5.126% 8/1/36 (j)		5,339	5,357
5.158% 3/1/36 (j)		2,459	2,468
5.182% 7/1/35 (j)		2,861	2,870
5.253% 11/1/36 (j)		445	448
5.262% 5/1/35 (j)		997	1,002
5.263% 12/1/36 (j)		529	531
5.282% 4/1/36 (j)		949	966
5.295% 7/1/35 (j)		5,525	5,551
5.309% 3/1/36 (j)		6,446	6,484
5.332% 1/1/36 (j)		2,314	2,324
5.357% 2/1/36 (j)		1,631	1,640
5.372% 2/1/36 (j)		161	162
5.38% 2/1/37 (j)		582	586
5.386% 3/1/37 (j)		7,476	7,527
5.393% 7/1/35 (j)		442	444
5.423% 2/1/37 (j)		2,725	2,744
5.483% 6/1/47 (j)		449	452
5.488% 2/1/37 (j)		3,694	3,726
5.5% 5/1/08 to 3/1/18		7,417	7,444
5.527% 11/1/36 (j)		882	889
5.617% 2/1/36 (j)		679	686
5.661% 4/1/37 (j)		2,532	2,557
5.675% 4/1/36 (j)		2,416	2,441
5.676% 6/1/36 (j)		1,545	1,561
5.797% 3/1/36 (j)		5,017	5,078
5.807% 1/1/36 (j)		356	360
5.807% 5/1/36 (j)		607	613
5.83% 3/1/36 (j)		1,333	1,350
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.834% 5/1/36 (j)		$ 3,836	$ 3,886
5.854% 6/1/35 (j)		2,309	2,339
5.893% 12/1/36 (j)		906	917
5.903% 9/1/36 (j)		1,030	1,042
5.938% 5/1/36 (j)		1,590	1,612
5.948% 5/1/36 (j)		579	587
6% 5/1/12 to 8/1/22		16,430	16,667
6% 10/1/37		7,705	7,794
6.031% 4/1/36 (j)		9,718	9,861
6.109% 3/1/37 (j)		967	982
6.184% 4/1/36 (j)		1,035	1,051
6.226% 3/1/37 (j)		295	299
6.256% 6/1/36 (j)		159	161
6.5% 5/1/12 to 5/1/27		1,746	1,783
7.5% 5/1/37		822	856
TOTAL FANNIE MAE			358,385
Freddie Mac - 3.2%
3.381% 7/1/33 (j)		1,566	1,556
4% 5/1/19 to 11/1/20		4,801	4,528
4.005% 4/1/34 (j)		3,159	3,116
4.009% 5/1/33 (j)		3,134	3,137
4.08% 7/1/35 (j)		1,426	1,410
4.179% 1/1/35 (j)		3,026	3,007
4.5% 2/1/18 to 8/1/33		3,906	3,758
4.561% 6/1/33 (j)		979	979
4.655% 5/1/35 (j)		2,095	2,100
4.663% 2/1/35 (j)		7,590	7,532
4.702% 9/1/36 (j)		605	603
4.704% 9/1/35 (j)		4,665	4,658
4.789% 2/1/36 (j)		266	265
4.819% 3/1/35 (j)		555	552
4.822% 5/1/35 (j)		5,025	4,996
4.866% 10/1/35 (j)		1,244	1,243
4.909% 10/1/36 (j)		3,162	3,162
5% 3/1/18 to 7/1/19		5,539	5,454
5.013% 7/1/35 (j)		3,280	3,276
5.02% 1/1/37 (j)		5,025	5,027
5.021% 4/1/35 (j)		94	93
5.037% 4/1/35 (j)		2,352	2,368
5.121% 7/1/35 (j)		889	888
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
5.271% 2/1/36 (j)		$ 61	$ 61
5.389% 3/1/37 (j)		391	393
5.486% 2/1/37 (j)		2,405	2,414
5.498% 1/1/36 (j)		768	773
5.5% 8/1/14 to 11/1/19		8,661	8,665
5.5% 10/1/22		7,245	7,226
5.553% 4/1/37 (j)		609	613
5.585% 3/1/36 (j)		4,039	4,068
5.625% 5/1/37 (j)		2,159	2,156
5.652% 8/1/36 (j)		4,168	4,201
5.692% 4/1/36 (j)		9,155	9,222
5.784% 3/1/37 (j)		2,127	2,147
5.787% 10/1/35 (j)		292	295
5.8% 5/1/37 (j)		4,812	4,860
5.809% 4/1/37 (j)		2,004	2,022
5.815% 1/1/36 (j)		397	400
5.828% 6/1/37 (j)		1,606	1,622
5.833% 5/1/37 (j)		700	707
5.835% 5/1/37 (j)		453	458
5.865% 5/1/37 (j)		2,620	2,641
5.96% 4/1/36 (j)		5,374	5,435
6% 7/1/16 to 2/1/19		7,038	7,178
6.015% 6/1/36 (j)		696	704
6.027% 4/1/37 (j)		2,329	2,353
6.088% 2/1/37 (j)		4,443	4,499
6.141% 2/1/37 (j)		583	590
6.162% 12/1/36 (j)		4,935	4,990
6.221% 5/1/36 (j)		572	580
6.27% 6/1/37 (j)		440	445
6.362% 7/1/36 (j)		777	788
6.416% 6/1/37 (j)		154	156
6.5% 11/1/09 to 3/1/22		6,381	6,536
6.511% 9/1/36 (j)		3,844	3,905
6.725% 8/1/37 (j)		1,190	1,213
7.581% 4/1/37 (j)		160	164
TOTAL FREDDIE MAC			158,188
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $514,321)			516,573
Asset-Backed Securities - 0.7%
		Principal Amount (000s)(d)	Value (000s)
Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.191% 5/25/16 (j)	EUR	400	$ 556
Series 2007-1:
Class B, 4.993% 3/25/17 (j)	EUR	1,000	1,423
Class C, 5.173% 3/25/17 (j)	EUR	700	993
Auto ABS Compartiment Series 2006-1 Class B, 4.242% 7/25/17 (j)	EUR	1,000	1,409
Clock Finance BV Series 2007-1:
Class B2, 4.881% 2/25/15 (j)	EUR	600	830
Class C2, 5.061% 2/25/15 (j)	EUR	300	413
Driver One GmbH Series 1 Class B, 4.644% 5/21/10 (j)	EUR	150	213
FCC SPARC Series 2007-1 Class D, 6.353% 7/15/10 (j)	EUR	500	692
GELDI Series 2005-TS Class 1A, 4.336% 12/10/12 (j)	EUR	4,000	5,701
Geldilux Ltd. Series 2007-TS Class C, 4.69% 9/8/14 (j)	EUR	350	474
GLS Ltd. Series 2006-1 Class C, 4.709% 7/15/14 (j)	EUR	400	565
Greene King Finance PLC Series A1, 6.0744% 6/15/31 (j)	GBP	1,000	2,039
Lambda Finance BV Series 2005-1X Class C1, 6.374% 11/15/29 (j)	GBP	500	992
Leek Finance PLC Series 18X Class BC, 5.123% 9/21/38 (j)	EUR	600	832
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.545% 1/30/40 (j)	EUR	350	489
Class D, 4.745% 1/30/40 (j)	EUR	500	699
Metrix Funding PLC Series 1X Class A2, 4.562% 2/10/19 (j)	EUR	4,000	5,620
Prime Bricks Series 2007-1:
Class B, 4.545% 1/30/40 (j)	EUR	450	629
Class C, 4.745% 1/30/40 (j)	EUR	450	629
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.425% 3/10/17 (j)	EUR	1,000	1,345
Provide Bricks Series 2007-1 Class B, 4.605% 1/30/40 (j)	EUR	1,300	1,806
Sedna Finance Corp.:
5.346% 12/23/14 (j)	EUR	500	656
5.48% 3/15/16 (j)	EUR	1,150	1,640
Stichting Mars Series 2006 Class C, 5.021% 8/28/14 (j)	EUR	900	1,245
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	$ 139
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.945% 10/25/45 (j)	GBP	1,012	2,060
TOTAL ASSET-BACKED SECURITIES (Cost $31,337)			34,089
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 0.4%
B-Arena NV Series 2006-1 Class A, 4.326% 4/22/44 (j)	EUR	4,000	5,656
EPIC PLC Series BROD Class D, 4.465% 1/22/16 (j)	EUR	375	520
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 4.844% 11/20/56 (j)	EUR	1,200	1,661
Series 2007-1X Class 2D2, 4.974% 11/20/56 (j)	EUR	1,000	1,390
Granite Mortgages PLC 4.591% 1/20/43 (j)	EUR	476	678
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.059% 7/15/40 (j)	EUR	500	713
Interstar Millennium Trust Series 2004-4E Class A1, 4.651% 11/14/36 (j)	EUR	294	418
RMAC PLC Series 2005-NS4X Class M2A, 5.9175% 12/12/43 (j)	GBP	1,600	3,181
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.1075% 6/12/44 (j)	GBP	1,250	2,501
Shield BV Series 1 Class C, 4.611% 1/20/14 (j)	EUR	1,400	1,938
TOTAL PRIVATE SPONSOR			18,656
U.S. Government Agency - 2.5%
Fannie Mae:
floater Series 2007-95 Class A1, 5.3813% 8/27/36 (j)		14,217	14,213
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	7,810
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		236	231
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,150	1,152
Series 2002-11 Class UC, 6% 3/25/17		2,349	2,388
Series 2002-71 Class UC, 5% 11/25/17		6,756	6,596
Series 2002-9 Class PC, 6% 3/25/17		226	228
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-113:
Class PD, 4% 2/25/17		$ 4,385	$ 4,211
Class PE, 4% 11/25/18		1,360	1,240
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,201
Series 2003-70 Class BJ, 5% 7/25/33		815	752
Series 2003-85 Class GD, 4.5% 9/25/18		1,105	1,066
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,696
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,240
Class KD, 4.5% 7/25/18		2,721	2,639
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,220	3,194
Series 2004-95 Class AN, 5.5% 1/25/25		1,961	1,958
Series 2005-117, Class JN, 4.5% 1/25/36		735	639
Series 2005-29 Class KA, 4.5% 2/25/35		4,975	4,827
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,722
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		178	178
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 6.2525% 1/15/30 (j)		5,756	5,780
Series 2630 Class FL, 6.2525% 6/15/18 (j)		92	93
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		5,761	5,782
Series 2425 Class JH, 6% 3/15/17		1,171	1,192
Series 2628 Class OP, 3.5% 11/15/13		1,357	1,347
Series 2695 Class DG, 4% 10/15/18		3,475	3,251
Series 2743 Class HE, 4.5% 2/15/19		7,000	6,718
Series 2773 Class EG, 4.5% 4/15/19		12,967	12,459
Series 2831 Class PB, 5% 7/15/19		3,590	3,482
Series 2866 Class XE, 4% 12/15/18		4,004	3,819
Series 2996 Class MK, 5.5% 6/15/35		832	837
sequential payer:
Series 2564 Class HJ, 5% 2/15/18		2,000	1,946
Series 2570 Class CU, 4.5% 7/15/17		332	326
Series 2572 Class HK, 4% 2/15/17		488	478
Series 2617 Class GW, 3.5% 6/15/16		439	435
Series 2627:
Class BG, 3.25% 6/15/17		220	209
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2627: - continued
Class KP, 2.87% 12/15/16		$ 229	$ 217
Series 2685 Class ND, 4% 10/15/18		1,570	1,426
Series 2773 Class TA, 4% 11/15/17		2,803	2,715
Series 2849 Class AL, 5% 5/15/18		1,358	1,341
Series 2860 Class CP, 4% 10/15/17		423	415
Series 2930 Class KT, 4.5% 2/15/20		7,035	6,468
Series 2937 Class HJ, 5% 10/15/19		1,569	1,553
Series 2863 Class DB, 4% 9/15/14		228	219
Series 2975 Class NA, 5% 7/15/23		1,461	1,461
TOTAL U.S. GOVERNMENT AGENCY			129,150
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $145,840)			147,806
Commercial Mortgage Securities - 0.4%

Broadgate PLC 6.8013% 10/5/25 (j)	GBP	925	1,859
Bruntwood Alpha PLC Series 2007-1 Class C, 6.5% 1/15/17 (j)	GBP	650	1,285
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (j)	GBP	850	1,659
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (j)	GBP	270	543
German Residential Asset Note Distributor PLC Series 1 Class A, 4.461% 7/20/16 (j)	EUR	1,211	1,610
JLOC 36 LLC Reg. S Class B, 1.3575% 2/16/16 (j)	JPY	94,700	823
JLOC 37 LLC (Reg. S) Series X Class B1, 1.1507% 1/15/15 (j)	JPY	100,000	869
Opera Finance (CMH) PLC Class B, 4.509% 1/15/15 (j)	EUR	1,100	1,535
Opera Finance PLC 5.9763% 7/31/13 (j)	GBP	1,483	3,004
Paris Prime Community Real Estate Series 2006-1 Class B, 4.235% 4/22/14 (g)(j)	EUR	1,000	1,401
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.8% 7/15/16 (j)	GBP	2,000	3,979
Rivoli Pan Europe PLC Series 2006-1 Class B 4.297% 8/3/18 (j)	EUR	550	759
Skyline BV Series 2007-1 Class D, 5.013% 7/22/43 (j)	EUR	1,000	1,355
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,397)			20,681
Foreign Government and Government Agency Obligations - 18.4%
		Principal Amount (000s)(d)	Value (000s)
Arab Republic 8.75% 7/18/12 (g)	EGP	15,380	$ 2,826
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,701	7,918
5.389% 8/3/12 (j)		18,750	16,832
7% 3/28/11		17,375	16,279
7% 9/12/13		18,695	16,235
11.85% 3/5/08 (j)	ARS	5,388	1,709
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,031
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(l)		1,250,000	0
value recovery B rights 1/2/21 (a)(l)		1,250,000	0
Belgian Kingdom:
4% 3/28/17	EUR	12,250	16,835
5% 3/28/35	EUR	6,000	8,928
Brazilian Federative Republic:
6% 9/15/13		2,200	2,197
7.125% 1/20/37		5,870	6,574
8.25% 1/20/34		4,980	6,282
8.75% 2/4/25		4,874	6,217
10% 1/1/10	BRL	6,499	3,449
11% 8/17/40		11,890	15,909
12.25% 3/6/30		7,965	13,779
12.75% 1/15/20		4,250	6,747
Canadian Government:
4% 6/1/17	CAD	30,200	29,547
5% 6/1/37	CAD	13,750	15,122
5.25% 6/1/12	CAD	37,650	39,509
5.5% 6/1/09	CAD	15,150	15,567
5.75% 6/1/29	CAD	8,600	10,179
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,486	2,401
warrants 11/15/20 (a)(l)		2,750	638
Chilean Republic 5.5% 1/15/13		2,390	2,430
Colombian Republic:
7.375% 9/18/37		5,450	5,987
11.75% 3/1/10	COP	3,362,000	1,741
11.75% 2/25/20		2,170	3,179
Dominican Republic:
(Reg. S) 9.5% 9/27/11		3,043	3,223
Brady 6.3125% 8/30/09 (j)		1,213	1,209
6.25% 8/30/24 (j)		11,318	11,278
9.04% 1/23/18 (g)		4,760	5,343
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Ecuador Republic:
10% 8/15/30 (Reg. S)		$ 8,545	$ 7,904
euro par 5% 2/28/25		1,450	1,068
Finnish Government 3.875% 9/15/17	EUR	51,100	69,764
French Republic:
3.5% 7/12/11	EUR	17,300	24,081
4% 4/25/55	EUR	500	630
5.5% 4/25/29	EUR	10,900	17,285
German Federal Republic:
3.75% 12/12/08	EUR	8,500	12,073
4% 4/13/12	EUR	5,020	7,105
4.25% 7/4/17	EUR	500	708
4.25% 7/4/39	EUR	7,000	9,438
4.5% 6/12/09	EUR	10,500	15,070
Ghana Rep 8.5% 10/4/17 (g)		2,740	2,791
Indonesian Republic:
(Reg. S) 6.75% 3/10/14		2,940	3,032
6.625% 2/17/37 (g)		6,815	6,517
Islamic Republic of Pakistan:
6.75% 2/19/09		2,780	2,724
6.875% 6/1/17 (g)		475	418
7.125% 3/31/16 (g)		2,275	2,059
Italian Republic 6% 5/1/31	EUR	4,950	8,155
Japan Government:
0.6752% 10/29/07	JPY	300,000	2,610
0.9% 12/22/08	JPY	480,000	4,185
0.9% 11/20/20 (j)	JPY	1,265,000	10,561
0.93% 7/20/20 (j)	JPY	600,000	4,896
1.2% 5/20/22 (j)	JPY	1,150,000	9,989
1.4% 3/21/11	JPY	1,575,000	13,885
1.5% 3/20/14	JPY	820,000	7,214
1.9% 6/20/16	JPY	2,992,000	26,787
2.4% 12/20/34	JPY	1,600,000	13,908
Real Return Bond 1.1% 12/10/16	JPY	3,117,480	26,832
Lebanese Republic:
(Reg. S):
7.875% 5/20/11		3,960	3,812
8.625% 6/20/13		1,665	1,619
8.63% 11/30/09 (j)		7,560	7,447
7.125% 3/5/10		670	645
8.63% 11/30/09 (g)(j)		2,760	2,719
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Peruvian Republic:
3% 3/7/27 (f)		$ 1,425	$ 1,079
6.4375% 3/7/27 (j)		1,380	1,377
euro Brady past due interest 6.4375% 3/7/17 (j)		858	857
Philippine Republic:
8.25% 1/15/14		6,505	7,245
8.875% 3/17/15		2,765	3,204
9% 2/15/13		4,199	4,787
9.5% 2/2/30		1,475	1,929
9.875% 1/15/19		5,155	6,586
10.625% 3/16/25		3,820	5,367
Republic of Fiji 6.875% 9/13/11		2,330	2,109
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,765	1,677
Russian Federation:
7.5% 3/31/30 (g)		1,571	1,756
7.5% 3/31/30 (Reg. S)		36,871	41,203
12.75% 6/24/28 (Reg. S)		6,340	11,285
South African Republic 6.5% 6/2/14		3,220	3,381
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	2,151	1,811
6.75% 4/3/18		2,775	2,831
6.875% 3/17/36		6,835	6,527
7% 9/26/16		6,670	6,795
7.375% 2/5/25		4,740	4,918
11% 1/14/13		7,525	9,133
11.875% 1/15/30		6,780	10,526
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		6,515	6,596
United Kingdom, Great Britain & Northern Ireland:
4.25% 12/7/27	GBP	7,200	13,719
4.25% 6/7/32	GBP	850	1,633
4.25% 3/7/36	GBP	15,860	30,649
4.25% 12/7/46	GBP	16,000	31,189
United Mexican States:
6.75% 9/27/34		1,560	1,699
7.5% 4/8/33		7,020	8,340
8.3% 8/15/31		10,160	13,030
9% 12/20/12	MXN	12,967	1,247
Uruguay Republic:
5% 9/14/18	UYU	34,468	1,665
8% 11/18/22		3,009	3,332
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(l)		1,250	47
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
5.375% 8/7/10		$ 1,760	$ 1,654
6.36% 4/20/11 (j)		8,390	7,836
7.65% 4/21/25		3,985	3,587
8.5% 10/8/14		3,410	3,419
9.25% 9/15/27		13,720	14,269
9.375% 1/13/34		3,365	3,516
10.75% 9/19/13		6,915	7,641
13.625% 8/15/18		6,090	8,039
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,644	1,377
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $867,199)			926,898
Supranational Obligations - 0.2%

European Investment Bank 4.75% 10/15/17	EUR	5,925	8,563
Inter-American Development Bank 6.625% 4/17/17	PEN	4,900	1,611
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,476)			10,174
Common Stocks - 0.5%
		Shares
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(m)		156,879	284
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		435,000	8,048
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	4,217
TOTAL CONSUMER DISCRETIONARY			12,549
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		554,243	9,949
Northwest Airlines Corp. (a)		104,505	1,860
			11,809
Common Stocks - continued
		Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		98	$ 0
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	186
TOTAL COMMON STOCKS (Cost $22,839)			24,544
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	469
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	2,535
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	1
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		4,581	5,726
TOTAL TELECOMMUNICATION SERVICES			5,727
TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,262
TOTAL PREFERRED STOCKS (Cost $7,845)			8,731
Floating Rate Loans - 4.4%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (j)		$ 2,180	$ 2,166
Delphi Corp. term loan 8.125% 12/31/07 (j)		2,000	1,995
Lear Corp. term loan 7.7892% 4/25/12 (j)		2,256	2,211
			6,372
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.4091% 9/30/13 (j)		3,383	3,362
8.7975% 9/30/12 (j)		119	118
Ford Motor Co. term loan 8.7% 12/15/13 (j)		22,470	21,740
General Motors Corp. term loan 7.735% 11/29/13 (j)		876	849
			26,069
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (j)		3,750	3,638
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.4129% 2/16/14 (j)		134	130
OSI Restaurant Partners, Inc.:
term loan 7.4375% 6/14/14 (j)		443	424
7.7731% 6/14/13 (j)		36	35
Six Flags, Inc. Tranche B, term loan 7.75% 4/30/15 (j)		648	619
			1,208
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 10.1981% 11/30/14 (j)		340	325
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.13% 3/6/14 (j)		3,810	3,686
7.36% 3/6/14 (j)		5,725	5,539
CSC Holdings, Inc. Tranche B, term loan 7.5688% 3/31/13 (j)		5,945	5,856
Discovery Communications, Inc. term loan 7.1981% 5/14/14 (j)		938	926
Riverdeep Interactive Learning USA, Inc. term loan:
7.9481% 12/20/13 (j)		735	728
11.9375% 12/21/07 (j)		765	758
			17,818
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (j)		$ 2,444	$ 2,407
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 7.9481% 5/29/14 (j)		3,990	3,741
Michaels Stores, Inc. term loan 7.6382% 10/31/13 (j)		4,618	4,457
Sally Holdings LLC Tranche B, term loan 8.006% 11/16/13 (j)		683	663
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (j)		6,200	6,138
			14,999
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (j)		1,480	1,484
Tranche B 1LN, term loan 7.087% 9/5/13 (j)		4,417	4,368
			5,852
TOTAL CONSUMER DISCRETIONARY			78,363
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 7.1563% 6/5/13 (j)		1,008	993
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 7.3312% 6/4/14 (j)		2,430	2,372
TOTAL CONSUMER STAPLES			3,365
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.1288% 1/12/14 (j)		518	510
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/10 (j)		478	464
Tranche D, term loan 8.6096% 12/28/13 (j)		2,459	2,386
Helix Energy Solutions Group, Inc. term loan 7.6631% 7/1/13 (j)		168	165
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (j)		3,950	3,930
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (j)		570	566
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.: - continued
term loan 7.5413% 10/31/12 (j)		$ 2,328	$ 2,310
Venoco, Inc. Tranche 2LN, term loan 9.875% 5/7/14 (j)		370	363
			10,184
TOTAL ENERGY			10,694
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (j)		3,211	3,067
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (j)		3,572	3,514
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (j)		6,020	5,629
8.32% 10/10/13 (j)		1,625	1,519
			7,148
TOTAL FINANCIALS			13,729
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (j)		5,516	5,406
Tranche DD, term loan 7/25/14 (n)		364	357
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (j)		13,151	12,888
Health Management Associates, Inc. Tranche B, term loan 6.9481% 2/28/14 (j)		866	821
			19,472
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.11% 2/21/13 (j)		90	88
Tranche 2LN, term loan 12.36% 2/21/14 (j)		130	126
Hawker Beechcraft Corp.:
term loan 7.1928% 3/26/14 (j)		3,037	2,945
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Hawker Beechcraft Corp.: - continued
7.1981% 3/26/14 (j)		$ 258	$ 250
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (j)		146	143
Tranche 2LN, term loan 10.95% 3/28/14 (j)		60	60
			3,612
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.82% 3/28/14 (j)		318	314
term loan 6.7783% 3/28/14 (j)		585	578
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (j)		1,791	1,755
7.485% 1/26/14 (j)		128	125
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.3375% 2/7/15 (j)		590	562
			3,334
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.1235% 1/31/14 (j)		300	295
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.2639% 10/3/12 (j)		117	115
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.5586% 10/17/12 (j)		58	57
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (j)		3,640	3,567
Tranche B 1LN, term loan 7.9982% 5/4/14 (j)		475	468
Navistar International Corp.:
term loan 8.61% 1/19/12 (j)		2,083	2,041
Credit-Linked Deposit 8.5908% 1/19/12 (j)		757	742
			6,875
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.26% 7/31/13 (j)		615	614
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.8959% 11/30/14 (j)		$ 730	$ 642
VWR Funding, Inc. term loan 7.6981% 6/29/14 (j)		1,300	1,232
			1,874
TOTAL INDUSTRIALS			16,719
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.6919% 3/20/13 (j)		3,267	3,218
SunGard Data Systems, Inc. term loan 7.3563% 2/28/14 (j)		258	253
			3,471
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 7.33% 12/1/13 (j)		4,584	4,377
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (j)		3,551	3,391
Open Solutions, Inc. term loan 7.485% 1/23/14 (j)		219	209
			3,600
TOTAL INFORMATION TECHNOLOGY			11,448
MATERIALS - 0.6%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 12.72% 6/5/14 (j)		4,790	4,318
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (j)		186	180
term loan 7.11% 4/2/14 (j)		1,021	1,002
Lyondell Chemical Co. term loan 6.6306% 8/16/13 (j)		4,475	4,441
Momentive Performance Materials, Inc. Tranche B1, term loan 7.8125% 12/4/13 (j)		933	914
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (j)		161	160
			11,015
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Aleris International, Inc. term loan 7.5655% 12/19/13 (j)		$ 2,527	$ 2,414
Novelis Corp. term loan 7.2% 7/6/14 (j)		4,030	3,909
			6,323
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (j)		11,259	11,048
TOTAL MATERIALS			28,386
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.8587% 1/12/14 (j)		1,690	1,671
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (j)		7,630	7,487
Paetec Communications, Inc. Tranche B, term loan 7.6288% 2/28/13 (j)		277	274
Wind Telecomunicazioni SpA:
term loan 12.61% 12/12/11 pay-in-kind (j)		3,284	3,217
Tranche 2, term loan 11.59% 3/21/15 (j)		3,490	3,542
Tranche B, term loan 7.5694% 9/21/13 (j)		1,745	1,728
Tranche C, term loan 8.3194% 9/21/14 (j)		1,745	1,728
			19,647
Wireless Telecommunication Services - 0.0%
American Cellular Corp.:
Tranche B, term loan 7.36% 3/15/14 (j)		541	539
Tranche DD, term loan 3/15/14 (n)		58	57
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (j)		573	564
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (j)		1,310	1,290
			2,450
TOTAL TELECOMMUNICATION SERVICES			22,097
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.3231% 12/20/13 (j)		198	194
Tranche 1LN, revolver loan 7.485% 12/20/13 (j)		56	54
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Boston Generating LLC: - continued
Tranche 2LN, term loan 9.61% 6/20/14 (j)		$ 190	$ 188
Tranche B 1LN, term loan 7.4481% 12/20/13 (j)		889	872
Calpine Corp. Tranche D, term loan 7.4481% 3/29/09 (j)		6,955	6,833
NRG Energy, Inc.:
term loan:
6/8/14 (n)		1,419	1,391
6.9481% 2/1/13 (j)		4,433	4,345
6.8481% 2/1/13 (j)		1,845	1,808
			15,685
TOTAL FLOATING RATE LOANS (Cost $225,549)			219,958
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (j)		265	262
- Citibank:
6.25% 3/28/13 (j)		1,343	1,329
6.25% 12/14/19 (j)		1,281	1,230
- Credit Suisse First Boston 6.25% 3/28/13 (j)		1,717	1,700
- Deutsche Bank:
1.407% 3/28/13 (j)	JPY	96,874	818
6.25% 3/28/13 (j)		1,220	1,208
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,135)			6,547
Fixed-Income Funds - 5.7%
		Shares
Fidelity Floating Rate Central Fund (k) (Cost $295,717)		2,938,665	286,850
Preferred Securities - 0.8%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 12,270	$ 12,832
Net Servicos de Comunicacao SA 9.25% (g)		6,300	6,535
			19,367
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		16,996	17,318
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)		1,250	1,592
MUFG Capital Finance 3 Ltd. 2.68% (j) JPY		150,000	1,298
			2,890
TOTAL PREFERRED SECURITIES (Cost $38,975)			39,575
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $88)	7,500	413
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $502,776)	502,776,311	502,776
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $12,979)	$ 12,983	12,979
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $5,269,308)		5,355,883
NET OTHER ASSETS - (6.6)%		(333,486)
NET ASSETS - 100%		$ 5,022,397
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.68% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 62,000	$ 63
Receive semi-annually a fixed rate equal to 4.81% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	40,000	53
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	25,500	92
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	10,000	118
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	10,500	393
Receive semi-annually a fixed rate equal to 5.52% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	8,500	236
		$ 156,500	$ 955
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $371,053,000 or 7.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,841 and $1,805, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,979,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 2,653
Barclays Capital, Inc.	4,159
Deutsche Bank Securities, Inc.	6,167
$ 12,979
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,704
Fidelity Floating Rate Central Fund	14,159
Total	$ 27,863

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 124,318	$ 171,818	$ -	$ 286,850	12.0%
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,261,989,000. Net unrealized appreciation aggregated $93,894,000, of which $148,734,000 related to appreciated investment securities and $54,840,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007